Short-Term Promissory Notes and Unsecured Loan (Details Textual) - USD ($)			1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 20, 2018	Mar. 12, 2018	Nov. 30, 2018	Jul. 02, 2018	May 17, 2018	Nov. 30, 2017	Nov. 30, 2017	Aug. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Short-Term Promissory Notes and Unsecured Loan (Textual)
Aggregate gross proceeds of short-term unsecured promissory notes												$ (3,030)	$ (3,030)
Initial warrant liability changes													61,496
Fair value of warrants risk-free interest rate											2.65%
Fair value of warrants expected volatility											50.00%
Fair value of warrants expected life											3 years 4 months 20 days
Fair value of warrants expected dividend yield											0.00%
Short-term unsecured loan									$ 528,000		$ 283,000
Warrants expiration date		Nov. 21, 2021
Loss on short-term notes extinguishment											137,722
Other Liabilities
Warrants exercisable, description		The holder the option to purchase up to the number of shares of capital stock of the Company equal to the product obtained by multiplying (i) the outstanding principal amount of the Amended and Restated Short-Term Note held by such holder and (ii) 0.75; at a per share exercise price of $1.80.
Adjustment to account for change in valuation		$ 22,624
Amortization charged to interest expense related to issuance costs									233,223	298,605	611,020	943,427	1,242,031
Warrant liability									823,844	1,381,465	817,155		1,381,465
Operating expenses									$ 1,075,847	773,784	$ 3,391,958	$ 2,298,539	3,072,321
Activity Prior to the July 2, 2018 Cancellation, Extinguishment and Conversion of the Short-Term Notes [Member]
Short-Term Promissory Notes and Unsecured Loan (Textual)
Aggregate gross proceeds of short-term unsecured promissory notes								$ 253,000
Issuance costs discounted of short-term unsecured promissory notes								3,030
Short-term payment warrants						$ 61,496
Common stock purchase warrants						126,500
Fair value of warrants risk-free interest rate						2.10%
Fair value of warrants expected volatility						47.80%
Fair value of warrants expected life						5 years 8 months 12 days
Fair value of warrants expected dividend yield						0.00%
Loss on short-term notes extinguishment						$ 144,577
Convertible notes bear interest at fixed rate
Short-term notes conversion, description						The Short-Term Notes were amended to extend the maturity date from February 18, 2018 to July 31, 2018 and to increase warrant coverage to 189,750 common stock purchase warrants (as amended, the "Original Warrants"). The Original Warrants had a term of 5 years and an exercise price of $1.80 and would have been immediately exercisable upon maturity of the Short-Term Notes prior to the November 30, 2017 amendment.
Amortization charged to interest expense related to issuance costs							$ 1,748						35,479
Issuance of additional warrants in connection with short term notes						$ 117,280
Short-Term Promissory Notes [Member]
Short-Term Promissory Notes and Unsecured Loan (Textual)
Aggregate gross proceeds of short-term unsecured promissory notes								$ 253,000
Short-term debt, description				(i) convert the outstanding principal and accrued and unpaid interest (the "Outstanding Balance") under the Short-Term Notes into shares of the Company's common stock based on the Outstanding Balance divided by $1.80 per share (the "Short-Term Note Conversion Shares"); (ii) cancel and extinguish the Short-Term Notes; and (iii) amend and restate the Replacement Warrants and Additional Warrants, as described more fully below, to make them immediately exercisable upon the conversion, at a per share exercise price equal to $1.80 per share. As consideration for the early conversion of the Short-Term Notes, the Company issued each subscriber a new warrant (the "Short-Term Note Payment Warrants"), exercisable for up to the number of shares of common stock equal to the number of Short-Term Note Conversion Shares received by such subscriber; at a per share exercise price of $1.80 per share.
Converted into shares of common stock											144,053
Shares of common stock issuable upon exercise											477,856
Short-term payment warrants											$ 148,787
Fair value of warrants risk-free interest rate											2.65%
Fair value of warrants expected volatility											49.80%
Fair value of warrants expected life											3 years 4 months 20 days
Fair value of warrants expected dividend yield											0.00%
Additional warrants allocated		$ 189,750
Warrants expiration date											Nov. 21, 2021
Loss on short-term notes extinguishment											$ 148,787
Convertible notes bear interest at fixed rate		8.00%
Outstanding principal											259,297
Warrant liability											148,053
Premium Conversion Derivative [Member]
Short-Term Promissory Notes and Unsecured Loan (Textual)
Value of premium conversion derivative											49,668
Fair value changes of warrant liability											$ (49,668)
Short-term notes conversion, description											The Amended and Restated Short-Term Notes contained a 125% conversion premium in the event that a Short Term Note Qualified Financing occurred at a price under $2.25 per share.
Operating expenses											$ 10,330
Other Debt [Member]
Short-Term Promissory Notes and Unsecured Loan (Textual)
Loss on short-term notes extinguishment											186,220
Adjustment to account for change in valuation											$ 1,170
November 2017 amendment [Member]
Short-Term Promissory Notes and Unsecured Loan (Textual)
Loss on short-term notes extinguishment										144,577
Issuance of additional warrants in connection with short term notes										117,280
Equity warrants and issuance costs										$ 21,627			$ 21,627
Unsecured Loan [Member]
Short-Term Promissory Notes and Unsecured Loan (Textual)
Short-term unsecured promissory notes maturity date	Mar. 20, 2019				May 17, 2019
Gross proceeds upon equity qualified financing	$ 115,000				$ 168,000
Gross proceeds from unsecured loan	$ 3,000,000				$ 5,000,000
Unsecured Loan [Member] | Unsecured Loan [Member] | Two promissory notes [Member]
Short-Term Promissory Notes and Unsecured Loan (Textual)
Short-term unsecured promissory notes maturity date			May 17, 2019
Gross proceeds upon equity qualified financing			$ 5,000,000
Gross proceeds from unsecured loan			45,000
Amount of stockholder owning			$ 100,000
Stockholder ownership percentage			5.00%
Unsecured Loan [Member] | Unsecured Loan [Member] | One promissory note [Member]
Short-Term Promissory Notes and Unsecured Loan (Textual)
Short-term unsecured promissory notes maturity date									Dec. 12, 2019
Gross proceeds upon equity qualified financing									$ 5,000,000
Gross proceeds from unsecured loan									$ 100,000
Stockholder ownership percentage									5.00%